Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 7 – Stock-Based Compensation Plans

The stock option program is a long-term retention program that is intended to attract, retain and provide incentives for talented employees, officers and directors, and to align stockholder and employee interests. We consider our option programs critical to our operation and productivity. Currently, we grant options and restricted stock awards ("RSAs") from two shareholder approved plans, the 2005 Long-Term Incentive Plan ("2005 LTIP") and the 2010 Equity Compensation Plan ("2010 ECP"). Option and restricted stock unit vesting periods are generally zero to three years.

On September 23, 2011, all unexpired stock options had their expiration term extended by 5 years from the date of grant. The extension of the termination period for these stock options increased the expected life of the options by approximately one year and accordingly increased the fair market value of these stock options by approximately $283,000 of which $117,000 was related to fully vested stock options and was recorded as a charge in the three and nine months ended September 30, 2011. The remaining $166,000 will be expensed over the remaining vesting periods.

As of September 30, 2011, we reserved 1.0 million shares of common stock for issuance under our 2005 LTIP and 785,588 under our 2010 ECP plan.

The following table summarizes all stock based compensation grants as of September 30, 2011:

	Stock Options	RSA's	Available Shares	Total
2010 ECP	668,524	109,796	7,268	785,588
2005 LTIP	762,177	118,046	119,777	1,000,000

Total	1,430,701	227,842	127,045	1,785,588

The fair value of RSAs is determined using the market value of the common stock on the date of the grant. The fair value of stock options is determined using the Black-Scholes valuation model. The use of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense and include the expected life of the option, stock price volatility, risk-free interest rate, dividend yield, exercise price, and forfeiture rate. Under Accounting Standards Codification ("ASC") 718, "Compensation-Stock Compensation," forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. The forfeiture rate, which is currently estimated at a weighted average of 25% of unvested options outstanding, is adjusted periodically based on the extent to which actual forfeitures differ, or are expected to differ, from the previous estimate.

We recorded stock-based compensation expense for all equity incentive plans of approximately $407,000 and $246,000 for the three months ended September 30, 2011 and 2010, respectively. Additionally, we recorded stock-based compensation expense for all equity incentive plans of approximately $974,000 and $579,000 for the nine months ended September 30, 2011 and 2010, respectively

At September 30, 2011, the aggregate intrinsic value of all outstanding options is $0 and has a weighted average remaining contractual term of 8.17 years. As of September 30, 2011, 586,395 of the outstanding options are exercisable and have an aggregate intrinsic value of $0, a weighted average exercise price of $3.57 and a weighted average remaining contractual term of approximately 7.5 years. The total compensation cost at September 30, 2011 related to non-vested awards not yet recognized was approximately $1.4 million and has an average remaining expense recognition period of 1.37 years.

The following table summarizes information about stock option activity during the nine months ended September 30, 2011 and 2010, respectively.

	2011		2010
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of period	1,223,159	$3.74	987,963	$5.70
Granted	340,000	$2.83	412,801	$2.40
Forfeited or expired	(132,458)	$6.08	(216,316)	$7.30
Exercised	—	$—	—	$—

Outstanding, end of period	1,430,701	$3.00	1,184,448	$4.90

Exercisable, end of period	586,395	$3.57	369,908	$8.80

The weighted average grant date fair value of options granted during the three and nine months ended September 30, 2011 was $2.73.

No option or warrant exercises occurred under any share-based payment arrangements for the three and nine months ended September 30, 2011 and 2010.

In accordance with ASC 718, the fair values of options granted were not changed. The fair value of options granted during the nine months ended September 30, 2011 and 2010 were estimated assuming the following weighted averages:

	2011	2010
Expected life in years	4.76	5.0
Volatility	161.32%	164.0%
Risk free interest rate	2.00%	1.8%
Dividend yield	0.0%	0.0%

Expected volatility is based on the historical volatility of our common stock over the period commensurate with, or longer than, the expected life of the options. The expected life of the options is based on the vesting schedule of the option in relation to the overall term of the option. The risk free interest rate is based on the market yield of the US Treasury Bill with a 5 year term. We do not anticipate paying any dividends so the dividend yield utilized in the model is zero.

Deferred Compensation

During the three and nine months ended September 30, 2011, our executive officers, certain of our senior management and our board of directors, voluntarily elected to defer a portion of their compensation. The amount of the deferred compensation was approximately $98,000 and $736,000 for the three and nine months ended September 30, 2011, respectively. As an incentive for officers, management and directors to participate in the elected deferrals, we granted them RSAs with a fair value equal to the amount of the deferred compensation. The RSAs will vest upon the earlier of payment of the deferred compensation or December 31, 2011. The number of RSAs granted in conjunction with the deferred compensation was 22,038 and 123,118 for the three and nine months ended September 30, 2011, respectively, and were granted at an exercise price ranging from $2.94 per share to $1.67 per share on the date of each grant. As of September 30, 2011, none of the shares of restricted stock granted in connection with these elected deferrals were issued.

Warrants Outstanding

As of September 30, 2011, we have outstanding warrants for the potential issuance of 916,597 shares of common stock. Exercise price for these warrants ranges from $2.20 to $35.00. These warrants were primarily issued in connection with acquisitions, private placements and debt issuances.

Note 11 – Stock-Based Compensation

The stock option program is a long-term retention program that is intended to attract, retain and provide incentives for talented employees, officers and directors, and to align stockholder and employee interests. The Company considers its option programs critical to its operation and productivity. Currently, the Company grants options and restricted stock awards ("RSAs") from the 2005 Long-Term Incentive Plan ("2005 LTIP") and the 2010 Equity Compensation Plan ("2010 ECP"), approved by the shareholders on June 18, 2010. Option and restricted stock unit vesting periods are generally zero to three years and most options expire after 5 years.

As of December 31, 2010, the Company reserved 700,000 shares of common stock for issuance under the 2010 ECP of which 282,974 were available for grant.

As of December 31, 2010, the Company had reserved 1.0 million shares of common stock for issuance under its 2005 LTIP of which i) 791,096 options were outstanding, ii) 40,000 shares issued to a former executive as severance and iii) 59,667 RSAs provided to employees, officers or directors. As of December 31, 2010, there were 109,237 options available for grant under the 2005 LTIP.

The following table summarizes all stock based compensation grants as of December 31, 2010:

	Stock Options	Severance	RSA's	Available Shares	Total
2010 ECP	417,026	—	—	282,974	700,000
2005 LTIP	791,096	40,000	59,667	109,237	1,000,000
Non – LTIP	15,037	—	—	—	15,037

Total	1,223,159	40,000	59,667	392,211	1,715,037

The fair value of restricted stock units is determined using market value of the common stock on the date of the grant. The fair value of stock options is determined using the Black-Scholes valuation model. The use of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense and include the expected life of the option, stock price volatility, risk-free interest rate, dividend yield, exercise price, and forfeiture rate. Under ASC 718, "Accounting for Stock Options and Other Stock Based Compensation," forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. The forfeiture rate, which is estimated at a weighted average of 25.0 percent of unvested options outstanding, is adjusted periodically based on the extent to which actual forfeitures differ, or are expected to differ, from the previous estimate.

In 2010, the Company granted options to purchase 93,750 shares of common stock under the 2005 LTIP with an average exercise price of $2.07 per share. The Company also granted options to purchase 433,488 shares of common stock under the newly adopted 2010 ECP with an average exercise price of $2.55 per share.

The Company recorded stock-based compensation expense for all equity incentive plans, exclusive of stock in lieu of pay, of approximately $533,000 and $435,000 for the years ended December 31, 2010 and 2009, respectively.

At December 31, 2010, the aggregate intrinsic value of all outstanding options was $2.7 million with a weighted average remaining contractual term of 3.77 years, of which 372,663 of the outstanding options are currently exercisable with an aggregate intrinsic value of approximately $600,000, a weighted average exercise price of $5.86 and a weighted average remaining contractual term of 3.32 years. There were no options exercised during the years ended December 31, 2010 and 2009. The total compensation cost at December 31, 2010 related to non-vested awards not yet recognized was approximately $900,000 with an average expense recognition period of 3.06 years. The total fair value of options vested during 2010 and 2009 was approximately $1.1 million and $400,000, respectively.

The following table summarizes information about stock option activity during the years ended December 31, 2010 and 2009:

	2010		2009
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding, beginning of year	987,963	$5.70	735,501	$9.40
Granted	527,238	$2.46	470,600	$2.60
Forfeited or expired	(292,042)	$4.47	(218,138)	$11.60
Exercised	—	$—	—	$—

Outstanding, end of year	1,223,159	$3.74	987,963	$5.70
Exercisable, end of year	372,663	$6.94	427,706	$8.50

The weighted average grant date fair value of options granted during 2010 and 2009 were $2.46 and $1.90, respectively.

Cash received from option exercises under all share-based payment arrangements for the years ended December 31, 2010 and 2009 was $0.

The following table summarizes information about stock options outstanding as of December 31, 2010, which includes 417,026 2010 ECP options, 791,096 2005 LTIP options and 15,037 non-2005 LTIP options:

Range of Exercise Price	Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

$1.70 – $3.00	1,029,831	3.95	$2.49
$3.01 – $9.99	148,958	2.55	$6.79
$10.00 – $25.00	38,833	4.09	$21.45
$25.01 – $53.00	5,537	8.72	$29.62

Total	1,223,159	3.77	$3.74

In accordance with ASC 718, the fair values of options granted prior to adoption and determined for purposes of disclosure under ASC 718 have not been changed. The fair value of options granted was estimated assuming the following weighted averages:

	2010	2009
Expected life (in years)	5.00	4.2
Volatility	164.0%	134.0%
Risk free interest rate	1.82%	1.92%
Dividend yield	0.00%	0.00%

Expected volatility is based on the historical volatility of the Company's common stock over the period commensurate with or longer than the expected life of the options. The expected life of the options is based on the vesting schedule of the option in relation to the overall term of the option. The risk free interest rate is based on the market yield of the U.S. Treasury Bill with a five year term. The Company does not anticipate paying any dividends so the dividend yield in the model is zero.

In 2010, the Company issued an aggregate of 112,422 shares of its common stock valued at approximately $232,500 to its executive officers and certain of its senior management in lieu of cash compensation. The value of the shares equaled the fair market value of the Company's common stock on the date of issuance. Additionally in 2010, we issued an aggregate of 8,715 shares of the Company's common stock valued at approximately $24,000 to its board of directors in lieu of cash compensation. The value of these shares equaled the fair market value of the Company's common stock on the date of issuance. The recipients were accredited or otherwise sophisticated individuals who had such knowledge and experience in business matters that they were capable of evaluating the merits and risks of the prospective investment in the Company's securities. The recipients had access to business and financial information concerning the Company. The securities were issued in reliance on an exemption from registration provided by Section 4(2) of the Securities Act of 1933.